SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
Note 17:-	Supplementary Financial Statement Information

Balance Sheets:

a.	Other accounts receivable:

Composition:

	December 31,
	2011	2012

Government departments	16,043	17,331
Employees (1)	274	368
Prepaid expenses and advances to suppliers	10,026	11,490
Deferred taxes	6,254	7,527
Restricted deposits	-	699
Other	984	1,195

Total	33,635	38,863

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

b.	Liabilities to Banks:

Composition:

	December 31,		December 31,
	2012		2011	2012
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	1,431	12
Short-term bank loans	Prime+0.1%		3,522	8,502
Current maturities of long-term loans from banks (see Note 10)			11,689	15,093

Total			16,642	23,607

c.	Other accounts payable:

Composition:

	December 31,
	2011	2012

Government institutions	17,325	14,391
Customer advances	1,028	917
Deferred taxes	2,509	3,076
Accrued royalties to the OCS (Note 14f)	-	1,170
Accrued expenses and other current liabilities	4,620	10,570

Total	25,482	30,124

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2010	2011	2012

Financial income	1,062	1,030	1,043
Financial costs related to long-term debt	(5,029)	(5,020)	(6,144)
Financial costs related to short-term credit and others	(2,527)	(1,599)	(1,828)
Gain (loss) from marketable securities, net (1) (2)	2,123	(911)	257

Total	(4,371)	(6,500)	(6,672)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2010, 2011 and 2012 in amounts of $ 2,276, $ (197) and $ 957, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2011 and 2012 of $ 714 and $ 700, respectively (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2010	2011	2012

gain on sale of fixed assets, net	-	(92)	(22)
Other loss (income)	231	(115)	(152)

Total	231	(207)	(174)

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through its three directly held subsidiaries: Matrix, Magic and Sapiens, respectively.

Matrix

Matrix provides software services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers' specific needs. Matrix also provides upgrading and expansion of existing software systems. Matrix software solutions and services include the following components: (i) development of dedicated customer software systems; (ii) customization of software developed by third parties to provide a response to customers' requirements; (iii) systems assimilation; (iv) offshore and domestic services, mainly for software developments and quality assurance and software testing; and (v) integration of all or part of these components. Matrix operates in sales and support of software products of leading worldwide vendors. Matrix supplies infrastructure solutions for computer and communication systems and hardware products. Matrix operates technological training and qualification centers providing advanced professional courses for hi-tech personnel, training and assimilation of computer systems, applications courses, professional training, soft-skills training and training for capital market operations.

Magic

Magic develops, market, sales and supports software development and deployment technology (the "Magic technology") and software solutions developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying business software applications that can be rapidly customized and integrated with existing systems meeting enterprises current needs.

Magic's offering provide software houses and enterprises the ability to create any type of business applications, leverage existing information technology resources, enhance business ability, and focus on core business priorities to gain maximum return on their existing and new IT investments. Magic technology also provides the option to deploy its software capabilities in the cloud, hosted in web services cloud computing environment.

Magic is known for its metadata driven, code-free approach, allowing users to focus on business logic rather than technological requirements. This approach forms the driving principle of both the Magic xpa application platform (formerly branded uniPaaS) and the Magic xpi business and process integration platform (formerly branded iBOLT). Both Magic xpa and Magic xpi enable enterprises to accelerate the process of building and deploying applications that can be rapidly customized and integrated with existing systems. In December 2011, Magic acquired Appbuilder, a development environment platform which follows 4GL development paradigm and is used for managing, maintaining and reusing complicated applications needed by large businesses.

Enterprises using AppBuilder can build, deploy and maintain large-scale custom-built business applications for years without being dependent on any particular technology. The deployment environments include IBM mainframe, Unix, Linux and Windows.

Magic also offers a broad range of flexible fee-based consulting services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, as well as supplemental staffing services.

Sapiens

Sapiens is a global provider of innovative software solutions for the financial services industry, with a focus on insurance. Sapiens offer its customers a broad range of software solutions and services comprised, primarily of: (i) Core software solutions for the Insurance industry – including Property & Casualty/General Insurance ("P&C") and Life, Annuities, Pension and retirement ("L&P") products; (ii) Business decision management solutions for all financial services, including insurance, banking and capital markets; (iii) Project delivery and implementation of mission-critical solutions using best practices.

Sapiens products and services enable its customers to modernize business processes, rapidly launch new products, build multiple distribution channels, adhere with new regulations and respond quickly to changes in the industry.

Sapiens' insurance solutions are deployed at leading insurance carriers globally. Sapiens' service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

From August 21, 2011, the date on which Formula lost its control in Sapiens, as described in Note 1, until January 27, 2012, the date on which Formula regained its control in Sapiens, as described in Note 1, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting and therefore were not considered an operating segment during this period.

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2012	514,931	104,110	126,380	745,421
2011	491,144	36,515	113,328	640,987
2010	409,272	52,235	88,578	550,085

Inter-segment sales:
2012	690	-	-	690
2011	370	-	-	370
2010	391	-	-	391

Operating income:
2012	33,525	7,825	15,645	56,995
2011	30,974	4,487	13,989	49,450
2010	31,412	6,476	9,099	46,987

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2012	325,203	99,598	103,807	528,608
2011	289,770	-	92,143	381,913

Goodwill:
2012	155,628	119,701	51,212	326,541
2011	121,241	-	45,766	167,007

Identifiable liabilities:
2012	189,080	46,580	23,859	259,519
2011	185,044	-	29,452	214,496

Depreciation and amortization:
2012	7,873	10,333	7,444	25,650
2011	5,893	3,430	5,040	14,363
2010	4,235	6,647	4,569	15,451

Investments in segment assets:
2012	3,157	1,327	510	4,994
2011	8,048	362	497	8,907
2010	4,103	662	583	5,348

The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments' financial statements and the corresponding data appearing in the Company's consolidated financial statements:

	Year ended December 31,
	2010	2011	2012

Revenues:
Revenues as above	550,085	640,987	745,421
Less inter-segment transactions	(391)	(370)	(690)

Revenues as per statements of operations	549,694	640,617	744,731

	December 31,
	2011	2012
Identifiable assets:
Total assets of operating segments	548,920	855,149
Assets not identifiable to a particular segment	122,217	26,067
Elimination of inter-segment assets and other	-	(296)

Total assets as per consolidated balance sheets	671,137	880,920

Identifiable liabilities:
Total liabilities of operating segments	214,496	259,519
Liabilities not identifiable to a particular segment	104,453	153,279
Elimination of inter-segment liabilities and other	-	(296)

Total liabilities as per consolidated balance sheets	318,949	412,502

g.	Geographical information:

1.	The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	17,946	19,328
United States	180	619
Europe	593	1,140
Japan	374	290
Other	72	82

Total	19,165	21,459

2.	Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2010	2011	2012

Israel	412,985	486,025	500,775
International:
United States	73,075	92,484	137,298
Europe	39,057	38,377	74,126
Other	24,577	23,731	32,532

Total	549,694	640,617	744,731

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2010	2011	2012

Numerator:
Net income basic earnings per share - income available to shareholders	18,379	42,962	24,030

Amount for diluted earnings per share - income available to shareholders	18,379	42,962	24,030

Weighted average shares outstanding
Denominator for basic net earnings per share	13,382	13,514	13,596
Effect of dilutive securities	141	155	194

Denominator for diluted net earnings per share	13,523	13,669	13,790

Basic net earnings per share	1.37	3.17	1.78

Diluted net earnings per share	1.36	3.11	1.72